Nature of Operations	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Nature of Operations [Abstract]
Nature of Operations [Text Block]
1.	Nature of Operations

Stellar Biotechnologies, Inc. (the Company) is organized under the laws of British Columbia, Canada. The Company’s business is the aquaculture, research and development, manufacture and commercialization of Keyhole Limpet Hemocyanin (KLH). The Company markets and distributes its KLH products to biotechnology and pharmaceutical companies, academic institutions, and clinical research organizations primarily in Europe, Asia, and the United States. The Company’s common shares have been listed for trading on The Nasdaq Capital Market in the United States under the symbol “SBOT” since November 5, 2015.

In April 2010, the Company changed its name from CAG Capital, Inc. to Stellar Biotechnologies, Inc. and completed a reverse merger transaction with Stellar Biotechnologies, Inc., a California corporation, which was founded in September 1999, and remains the Company’s wholly-owned subsidiary and principal operating entity. In January 2017, the California subsidiary and the Company established a wholly-owned Mexican subsidiary under the name BioEstelar, S.A. de C.V. in Ensenada, Baja California to perform aquaculture research and development activities in Mexico. The Company’s executive offices are located at 332 E. Scott Street, Port Hueneme, California, 93041, USA, and its registered and records office is 1500 Royal Centre, 1055 West Georgia Street, Vancouver, BC, V6E 4N7, Canada.

Management Plans and Going Concern

Company operations have historically been funded by the issuance of common shares, exercise of warrants, grant revenues, contract services revenue and product sales. For the six months ended March 31, 2018 and 2017, the Company reported net losses of approximately $2.8 million and $2.6 million, respectively. As of March 31, 2018, the Company had an accumulated deficit of approximately $48.1 million and working capital of approximately $3.7 million. While the Company plans to finance company operations in the near term with cash on hand and product sales, management expects to continue incurring losses for the foreseeable future. Management is taking action to adjust planned expenditures based on a number of factors including the size and timing of capital expenditures, staffing levels, inventory levels, and the status of customer clinical trials. Management also seeks to expand the customer base for existing marketed products, and intends to secure additional financing through debt and/or equity financings, including transactions with strategic customers and partners that may include debt and/or equity arrangements. However, without raising additional capital to pursue our business plan, there is substantial doubt about the Company’s ability to continue as a going concern beyond one year from the date of the issuance of the Company’s financial statements in this Form 10-Q.

1.	Nature of Operations

Stellar Biotechnologies, Inc. (the Company) is organized under the laws of British Columbia, Canada. The Company’s business is the aquaculture, research and development, manufacture and commercialization of Keyhole Limpet Hemocyanin (KLH). The Company markets and distributes its KLH products to biotechnology and pharmaceutical companies, academic institutions, and clinical research organizations primarily in Europe, North American and Asia. The Company’s common shares have been listed for trading on The Nasdaq Capital Market in the United States under the symbol SBOT since November 5, 2015. From January 15, 2013 through November 4, 2015, the Company’s common shares were quoted in the United States on the U.S. OTCQB Marketplace Exchange under the symbol SBOTF. From April 19, 2010 to April 8, 2016 the Company’s common shares were listed in Canada on the TSX Venture Exchange as a Tier 2 issue under the trading symbol KLH.

In April 2010, the Company changed its name from CAG Capital, Inc. to Stellar Biotechnologies, Inc. and completed a reverse merger transaction with Stellar Biotechnologies, Inc., a California corporation, which was founded in September 1999, and remains the Company’s wholly-owned subsidiary and principal operating entity. In January 2017, the California subsidiary and the Company established a wholly-owned Mexican subsidiary under the name BioEstelar, S.A. de C.V. in Ensenada, Baja California to perform aquaculture research and development activities in Mexico. The Company’s executive offices are located at 332 E. Scott Street, Port Hueneme, California, 93041, USA, and its registered and records office is Royal Centre, 1055 West Georgia Street, Suite 1500, Vancouver, BC, V6E 4N7, Canada.

Functional Currency

The consolidated financial statements of the Company are presented in U.S. dollars, which is the Company’s functional currency, unless otherwise stated.

Management Plans

Company operations have historically been funded by the issuance of common shares, exercise of warrants, grant revenues, contract services revenue and product sales. For the fiscal years 2017, 2016, and 2015, the Company reported net losses of approximately $5.0 million, $5.0 million, and $2.8 million, respectively. As of September 30, 2017, the Company had an accumulated deficit of approximately $45.4 million and working capital of approximately $6.4 million. While the Company plans to finance company operations for the next twelve months with cash on hand and product sales, management expects to continue incurring losses for the foreseeable future and will need to raise additional capital to pursue our business plan beyond December 2018. Management is taking action to ensure the Company will continue as a going concern for at least one year beyond the date of the issuance of the Company’s financial statements. First, management has flexibility to adjust planned expenditures based on a number of factors including the size and timing of capital expenditures, staffing levels, inventory levels, and the status of customer clinical trials. Management also seeks to expand the customer base for existing marketed products, and is currently evaluating opportunities to secure additional financing through debt and/or equity financings, including transactions with strategic customers and partners that may include debt and/or equity arrangements.